Income taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax rate	25.00%	25.00%	25.00%
Preferential tax rate period	3 years
Preferential tax rate	12.50%
Withholding tax amount | $	$ 0	$ 0
Unrecognized uncertain tax positions				¥ 188,687	¥ 179,490
Minimum | State Administration of Taxation, China
Withholding tax rate	5.00%
Maximum | State Administration of Taxation, China
Withholding tax rate	10.00%
Shanghai Zhixiang Technology Co., Ltd.
Income tax holiday, period	2-year
Preferential tax rate	15.00%
Cayman Islands
Withholding tax rate	0.00%
Hong Kong
Withholding tax rate	5.00%
Minimum percentage that foreign investor ownership in share of FIE	25.00%
China
Income tax rate	25.00%
Withholding tax rate	10.00%
Undistributed earnings and reserves				¥ 77,842	¥ 72,966